                                   SUPPLEMENT
                            DATED NOVEMBER 17, 2005
                                     TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005
                           FOR THE HARTFORD HLS FUNDS

THIS SUPPLEMENT AMENDS THE COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                  OF THE HARTFORD HLS FUNDS DATED MAY 1, 2005

ADDITIONAL PORTFOLIO MANAGER NAMED TO HARTFORD ADVISERS HLS FUND, HARTFORD FOCUS HLS FUND AND HARTFORD STOCK HLS FUND.

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for Hartford Advisers HLS Fund, Hartford Focus HLS Fund and Hartford Stock HLS Fund. Accordingly, the SAI shall be revised as follows:

    1. Effective November 1, 2005, in the "Portfolio Managers" section in the "Other Accounts Sub-advised by Wellington Management", table on pages 48-50, the following disclosure is inserted after the row pertaining to Andrew R. Heiskell and footnote f is added:

                        REGISTERED
                        INVESTMENT
                        COMPANY         ASSETS              POOLED        ASSETS        OTHER         ASSETS
PORTFOLIO MANAGER       ACCOUNTS        MANAGED             ACCOUNTS      MANAGED       ACCOUNTS      MANAGED
-----------------       ----------      --------------      --------      --------      --------      -----------
Peter I. Higgins(f)          3(34)      $3,308,461,406(34)     0             $0            6          $21,500,000

(f) Effective November 1, 2005, Mr. Higgins was named a portfolio manager of Advisers HLS Fund, Focus HLS Fund and Stock HLS Fund. The information provided in the table above with respect to pooled accounts and other accounts is current as of October 17, 2005.

(34) In addition to the registered investment company accounts listed in the table above, Mr. Higgins is portfolio manager of more than one HLS Fund,
    Advisers HLS Fund, Focus HLS Fund and Stock HLS Fund. As of November 1, 2005, total assets under management in these HLS Funds were $9,502,672,162, $84,859,792 and $5,466,225,739, respectively.

    2. Effective November 1, 2005, in the "Portfolio Managers" section in the "Equity Securities Beneficially Owned by Portfolio Managers of Wellington Management" table on pages 55-57, the following disclosure is inserted after the row pertaining to Andrew R. Heiskell and footnote 1 is added:

                                                           DOLLAR RANGE OF
                                                           EQUITY SECURITIES
PORTFOLIO MANAGER               HLS FUND(S) SUB-ADVISED    BENEFICIALLY OWNED
-----------------               ------------------------   ------------------
Peter I. Higgins(1)             Advisers HLS Fund          None
                                Focus HLS Fund             None
                                Stock HLS Fund             None

(1) Effective November 1, 2005, Mr. Higgins was named a portfolio manager of Advisers HLS Fund, Focus HLS Fund and Stock HLS Fund. Therefore the
    information provided in the table above is current as of November 1, 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.